Stock - Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employee Stock Option	12 Months Ended
	Mar. 31, 2026 ₨ / shares shares	Mar. 31, 2026 ₨ / shares $ / shares shares	Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2023 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	233,964,038	233,964,038	282,749,020	351,318,848	303,364,922
Weighted Average Exercise Price | ₨ / shares	₨ 772.53	₨ 772.53	₨ 706.63	₨ 653.97	₨ 632.43
Plan "E"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Upper Range | (per share)	₨ 818.45	₨ 8.72
Number Of Shares Arising Out Of Options | shares	8,961,100	8,961,100
Weighted Average Remaining Life	4 years	4 years
Weighted Average Exercise Price | ₨ / shares	₨ 818.5	₨ 818.5
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Upper Range | (per share)	₨ 818.45	₨ 8.72
Number Of Shares Arising Out Of Options | shares	21,432,440	21,432,440
Weighted Average Remaining Life	3 years 11 months 23 days	3 years 11 months 23 days
Weighted Average Exercise Price | ₨ / shares	₨ 818.5	₨ 818.5
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	617.9	₨ 6.59
Range of exercise price, Upper Range | (per share)	₨ 836.55	₨ 8.92
Number Of Shares Arising Out Of Options | shares	87,535,624	87,535,624
Weighted Average Remaining Life	2 years 4 months 13 days	2 years 4 months 13 days
Weighted Average Exercise Price | ₨ / shares	₨ 705.1	₨ 705.1
Plan "H"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	838.65	₨ 8.94
Range of exercise price, Upper Range | (per share)	₨ 966.5	₨ 10.3
Number Of Shares Arising Out Of Options | shares	81,471,576	81,471,576
Weighted Average Remaining Life	5 years 8 months 12 days	5 years 8 months 12 days
Weighted Average Exercise Price | ₨ / shares	₨ 913.3	₨ 913.3
eHDFC [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	80.4	₨ 0.86
Range of exercise price, Upper Range | (per share)	₨ 934.44	₨ 9.96
Number Of Shares Arising Out Of Options | shares	34,563,298	34,563,298
Weighted Average Remaining Life	1 year 7 months 17 days	1 year 7 months 17 days
Weighted Average Exercise Price | ₨ / shares	₨ 570.97	₨ 570.97